Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment

7. Property, plant and equipment

Cost

	Oil and gas assets	Facilities	Corporate assets	Total
Balance at January 1, 2016	$10,731	$5,310	$169	$16,210
Capital expenditures	37	43	2	82
Joint venture, carried capital	40	—	—	40
Acquisitions	2	1	—	3
Dispositions	(3,996)	(999)	—	(4,995)
Transfers from E&E	1	—	—	1
Transfers to asset held for sale	(430)	(107)	—	(537)
Net decommissioning dispositions (1)	(156)	—	—	(156)

Balance at December 31, 2016	$6,229	$4,248	$171	$10,648
Capital expenditures	56	83	2	141
Joint venture, carried capital	50	—	—	50
Acquisitions	5	1	—	6
Dispositions	(61)	(15)	—	(76)
Transfers to asset held for sale	(100)	(25)	—	(125)
Net decommissioning dispositions (1)	(7)	—	—	(7)
SR&ED credits (note 11)	(1)	—	—	(1)

Balance at December 31, 2017	$6,171	$4,292	$173	$10,636

(1)	Includes additions from drilling activity, facility capital spending and disposals from net property dispositions.

Accumulated depletion, depreciation and impairment

	Oil and gas Assets	Facilities	Corporate assets	Total
Balance at January 1, 2016	$8,545	$2,426	$94	$11,065
Depletion and depreciation	263	91	14	368
Impairments	230	58	—	288
Transfers to asset held for sale	(346)	(87)	—	(433)
Dispositions	(2,898)	(724)	—	(3,622)

Balance at December 31, 2016	$5,794	$1,764	$108	$7,666
Depletion and depreciation	201	74	14	289
Impairments	12	3	—	15
Transfers to asset held for sale	(73)	(18)	—	(91)
Dispositions	(50)	(12)	—	(62)

Balance at December 31, 2017	$5,884	$1,811	$122	$7,817

Net book value

	As at December 31
	2017	2016
Total	$2,819	$2,982

In 2017, the Company continued to focus its asset base and completed a number of dispositions which led to gains on dispositions of $74 million (2016 - $33 million), which included an insignificant amount of transaction costs (2016 - $9 million).

At December 31, 2017, due to commodity price volatility, specifically heavy oil differentials, and recent disposition activity within the Company’s non-core properties, Obsidian Energy determined there were indicators of impairment within its Peace River and Legacy CGU’s and accordingly completed an impairment tests on those respective CGU’s. No impairment was noted as a result of completing the test. There were no indicators of impairment or impairment reversal in the Company’s remaining CGU’s.

The recoverable amount used in the Peace River impairment test was based on a value in use method while the Legacy impairment test was based on fair value less cost to sell method. Both recoverable amounts were calculated using proved plus probable reserves and incremental development drilling locations, if applicable. The incremental development drilling location value was based on management’s internal estimates considering well performance and recent well and type curve assumptions.

The following table outlines benchmark prices and assumptions the Company used in the impairment test as at December 31, 2017:

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)
2018	$55.00	$2.85	$0.79
2019	65.00	3.11	0.82
2020	70.00	3.65	0.85
2021	73.00	3.80	0.85
2022	74.46	3.95	0.85
2023 – 2028	$79.85	$4.31	$0.85
Thereafter (inflation percentage)	2.0%	2.0%	—

Impairments have been recorded as Depletion, depreciation, impairment and accretion on the Consolidated Statements of Loss.